Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Deferred revenue	$ 830,762	$ 840,935
Accounts payable and accrued expenses	488,334	562,773
Accrued interest	381,479	371,996
Operating lease liabilities	45,090	48,961
Derivative liabilities (Note 12)	13,846	72,727
Accounts payable, accrued expenses and other liabilities	$ 1,759,511	$ 1,897,392